Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged

	June 30, 2026	December 31, 2025
(in $ millions)
Book value of vessels and equipment, net secured against Total debt, gross (1)	809.2	823.8
Total	809.2	823.8

(1) Legal owner of the vessels are the respective leasing companies, see note 13.